Share-Based Compensation	9 Months Ended
Sep. 30, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

8. Share-Based Compensation

The Company maintains three equity compensation plans; the Orchard Therapeutics Limited Employee Share Option Plan with Non-Employee Sub-Plan and U.S. Sub-Plan (the “2016 Plan”), the Orchard Therapeutics plc 2018 Share Option and Incentive Plan (the “2018 Plan”), and the 2018 Employee Share Purchase Plan (the “ESPP”). The board of directors has determined not to make any further awards under the 2016 plan following the Company’s IPO. On March 22, 2019, pursuant to the evergreen provisions in the 2018 Plan and the ESPP, the Company increased (i) the number of ordinary shares available for issuance under the 2018 Plan by 4,293,278, and (ii) the number of ordinary shares available for issuance under the ESPP by 858,656. As of September 30, 2019, 4,881,709 shares remained available for grant under the 2018 Plan, and 1,645,629 shares remained available for grant under the ESPP.

Prior to the Company’s IPO, the Company granted options to United States employees and non-employees at exercise prices deemed by the board of directors to be equal to the fair value of the ordinary share at the time of grant, and granted options to United Kingdom and European Union employees and non-employees at an exercise price equal to the par value of the ordinary shares of £0.00001. After the IPO, options are now granted at exercise prices equal to the fair value of the Company’s ordinary shares on the grant date for all employees. The vesting period is determined by the board of directors, which is generally four years. An option’s maximum term is ten years.

Share Options

The following table summarizes option activity under the plans for nine months ended September 30, 2019 (in thousands except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	10,203,432	$3.04	8.97	$129,551
Granted	4,016,717	13.88
Exercised	(866,374)	1.21
Forfeited	(1,028,422)	6.85
Outstanding at September 30, 2019	12,325,353	$6.30	8.52	$77,045
Vested and expected to vest, as of September 30, 2019	12,325,353	$6.30	8.52	$77,045
Exercisable, as of September 30, 2019	4,093,530	$3.13	7.83	$36,059

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares at the reporting date.

The weighted-average grant date fair value of share options granted during the nine months ended September 30, 2019 was $8.51 per share. All share options granted have a term of 10 years.

Restricted Share Units

The Company has issued performance-based restricted share units (“RSUs”) to certain executives and members of its senior management, with vesting linked to the achievement of three specific regulatory and research and development milestones and one market condition based upon the volume weighted-average price (“VWAP”) of the Company’s ADSs for a certain period. Upon achievement of any of the aforementioned milestones, one third of the RSU’s will vest, and the award will become fully vested upon achievement of three of the four performance conditions.

The maximum aggregate total fair value of the outstanding performance-based RSUs is $10.8 million. The fair value associated with the shares that could vest based on the market-based condition is being recognized as expense over an average derived service period of 1.4 years. The fair value associated with the performance-based conditions will be recognized when achievement of the milestones becomes probable, if at all. The Company determined that, as of September 30, 2019, none of the regulatory and research and development milestones were deemed probable.

The following table summarizes award activity for the nine months ended September 30, 2019:

	Shares	Weighted Average Grant Date Fair Value
Unvested and outstanding at December 31, 2018	219,922	$15.48
Granted	414,500	12.34
Vested	—	—
Forfeited	(37,500)	11.17
Unvested and outstanding at September 30, 2019	596,922	$13.57

The amount of compensation cost recognized for the three months ended September 30, 2019 and 2018 for the market condition associated with the performance-based RSUs was $0.3 million and nil, respectively. The amount of compensation cost recognized for the nine months ended September 30, 2019 and 2018 was $0.9 million and nil, respectively.

Share-based compensation

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	September 30,	September 30,
	2019	2018
Research and development	$5,041	$1,847
General and administrative	8,712	2,112
Total share-based compensation	$13,753	$3,959

The Company had 8,231,823 unvested options outstanding as of September 30, 2019. As of September 30, 2019, total unrecognized compensation cost related to unvested stock option grants was approximately $50.4 million. This amount is expected to be recognized over a weighted average period of approximately 2.7 years. As of September 30, 2019, the total unrecognized compensation cost related to performance-based RSUs is a maximum of $9.8 million, dependent upon achievement of the aforementioned milestones.